Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Mid Cap Value Fund - Institutional Class | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Mid Cap Value Fund - Institutional Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Mid Cap Value Fund - Institutional Class | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Mid Cap Value Fund - Institutional Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Mid Cap Value Fund - Institutional Class | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Mid Cap Value Fund - Institutional Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Mid Cap Value Fund - Institutional Class | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Institutional Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Mid Cap Value Fund - Institutional Class | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Mid Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Mid Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.13%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower Mid Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.73%
Empower Mid Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.53%
Empower Mid Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.52%
Empower Mid Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Mid Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Mid Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Investor Class | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Empower Mid Cap Value Fund - Investor Class | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Mid Cap Value Fund - Investor Class | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Mid Cap Value Fund - Investor Class | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Mid Cap Value Fund - Investor Class | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Mid Cap Value Fund - Investor Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Mid Cap Value Fund - Investor Class | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Investor Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Empower Mid Cap Value Fund - Investor Class | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Mid Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Mid Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Mid Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.13%
Empower Mid Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower Mid Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.73%
Empower Mid Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.53%
Empower Mid Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.52%
Empower Mid Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Mid Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Mid Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower S&P Mid Cap 400 Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower S&P Mid Cap 400 Index Fund - Class L | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower S&P Mid Cap 400 Index Fund - Class L | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower S&P Mid Cap 400 Index Fund - Class L | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400 Index Fund - Class L | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%
Empower S&P Mid Cap 400 Index Fund - Class L | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400 Index Fund - Class L | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400 Index Fund - Class L | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400 Index Fund - Class L | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400 Index Fund - Class L | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400 Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower S&P Mid Cap 400 Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Mid Cap 400 Index Fund - Class L | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Mid Cap 400 Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.64%
Empower S&P Mid Cap 400 Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.32%
Empower S&P Mid Cap 400 Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower S&P Mid Cap 400 Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.56%
Empower S&P Mid Cap 400 Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.91%
Empower S&P Mid Cap 400 Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower S&P Mid Cap 400 Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower S&P Mid Cap 400 Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.64%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.32%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.56%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.91%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Mid Cap 400® Index Fund - Investor Class | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.64%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.32%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.56%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.91%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.47%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Mettler-Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Assurant Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Liberty Media Corp / Liberty Formula One Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.71%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.38%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.59%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.25%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.15%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.47%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Yum! Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Mettler-Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Assurant Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Liberty Media Corp / Liberty Formula One Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.71%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.38%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.59%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.25%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.15%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%